Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2019	Dec. 09, 2018	May 24, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value					$ 0.00001
Ordinary shares, authorized				50,000,000,000
Treasury stock par value	$ 0.00001	$ 0.00001
Treasury stock shares	287,717,500	272,394,100
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001		$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000		49,000,000,000
Ordinary shares, shares issued	2,436,575,800	2,433,963,400
Ordinary shares, shares outstanding	2,148,858,300	2,161,569,300	2,371,289,450
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001		$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004	303,234,004
Parent Company
Condensed Financial Statements, Captions [Line Items]
Treasury stock par value	$ 0.00001	$ 0.00001
Treasury stock shares	287,717,500	272,394,100
Parent Company | Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	2,436,575,800	2,433,963,400
Ordinary shares, shares outstanding	2,148,858,300	2,161,569,300
Parent Company | Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004